TRANSACTION WITH RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Jun. 30, 2017
Account payable to related party	$ 25,000		$ 25,000	$ 25,000
Contributed services	9,450	$ 9,450	31,050	37,800
Shareholder contribution	9,450	$ 9,450	22,050	37,800
Legal Counsel [Member]
Account payable to related party	$ 25,000		$ 25,000	$ 25,000	$ 25,000